Leases, Related Party (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) Facility	Dec. 31, 2021 USD ($)
Related Party Leases [Abstract]
Number of lease facilities controlled by related parties | Facility		10
Operating lease right-of-use assets, net	[1]	$ 43,724	$ 0
Operating lease liabilities		46,401
Related Party [Member]
Related Party Leases [Abstract]
Operating lease right-of-use assets, net		13,077
Operating lease liabilities		$ 13,500

[1]	Includes related party operating lease right-of-use assets, net of $13,077 at December 31, 2022